Convertible Note (Tables)	6 Months Ended
Sep. 30, 2023
Convertible Note [Abstract]
Schedule of Net Carrying Amount of Liability	Net carrying amount of the liability component Convertible Notes dated as of September 30, 2023 were as follows:
	Principal outstanding	Unamortized issuance cost	Net carrying value

Convertible Note – 2022-2	$1,595,000	$(52,858)	$1,542,142
Convertible Note – 2023	986,061	(32,019)	954,042
Total	$2,581,061	$(84,877)	$2,496,184
	Principal outstanding	Unamortized issuance cost	Net carrying value

Convertible Note – 2022-2	$1,595,000	$(163,967)	$1,431,033
Convertible Note – 2023	1,902,639	(176,180)	1,726,459
Total	$3,497,639	(340,147)	$3,157,492

Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost	Amortization of issuance cost, debt discount and interest cost for the six months ended September 30, 2023 were as follows:
	Accretion of debt discount	Convertible note interest	Total

Convertible Note – 2022-2	111,108	49,538	160,646
Convertible Note – 2023	101,600	65,198	166,798
Total	$212,708	$114,736	$327,444
	Accretion of debt discount	Convertible note interest	Total

Convertible Note – 2022-1	$311,642	$72,880	$384,522